Document and Entity Information	Jun. 25, 2024
Document And Entity Information [Line Items]
Entity Registrant Name	AIR LEASE CORP
Amendment Flag	false
Entity Central Index Key	0001487712
Document Type	8-K
Document Period End Date	Jun. 25, 2024
Entity Incorporation State Country Code	DE
Entity File Number	001-35121
Entity Tax Identification Number	27-1840403
Entity Address, Address Line One	2000 Avenue of the Stars
Entity Address, Address Line Two	Suite 1000N
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	(310)
Local Phone Number	553-0555
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock
Trading Symbol	AL
Security Exchange Name	NYSE
Series A Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.150% Fixed-to-Floating Rate Non-Cumulative Perpetual Preferred Stock, Series A
Trading Symbol	AL PRA
Security Exchange Name	NYSE
Series A Medium Term Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.700% Medium-Term Notes, Series A, due April 15, 2030
Trading Symbol	AL30
Security Exchange Name	NYSE